Derivative Instruments and Hedging Activities - Schedule of Notional Amounts (Details) € in Millions, kWh in Millions, gal in Millions, DTH in Millions, $ in Millions	Sep. 30, 2018 EUR (€) kWh DTH gal	Sep. 30, 2018 USD ($) kWh DTH gal	Sep. 30, 2017 EUR (€) kWh DTH gal	Sep. 30, 2017 USD ($) kWh DTH gal
Commodity contracts | Electricity | Long
Derivative
Notional amount (in units) | kWh	4,307.6	4,307.6	4,440.3	4,440.3
Commodity contracts | Electricity | Short
Derivative
Notional amount (in units) | kWh	359.3	359.3	447.0	447.0
Commodity contracts | Propane
Derivative
Notional amount (in units) | gal	394.3	394.3	325.5	325.5
Natural gas futures, forward and pipeline contracts | Natural Gas
Derivative
Notional amount (in units)	159.7	159.7	75.9	75.9
Natural gas basis swap contracts | Natural Gas
Derivative
Notional amount (in units)	54.4	54.4	104.2	104.2
NYMEX natural gas storage | Natural Gas
Derivative
Notional amount (in units)	1.8	1.8	1.9	1.9
NYMEX propane storage | Propane
Derivative
Notional amount (in units) | gal	0.6	0.6	0.3	0.3
Interest rate swaps
Derivative
Notional amount	€ 585.8	$ 114.1	€ 645.8	$ 0.0
Forward foreign currency exchange contracts
Derivative
Notional amount | $		512.2		424.8
Cross-currency swaps
Derivative
Notional amount | $		$ 49.9		$ 59.1
Regulated Utility Operations | Commodity contracts | Natural Gas
Derivative
Notional amount (in units)	23.2	23.2	14.8	14.8
Regulated Utility Operations | FTRs contracts | Electricity
Derivative
Notional amount (in units) | kWh	0.0	0.0	101.2	101.2